Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0001866030
Registrant Name	A2Z CUST2MATE SOLUTIONS CORP.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES